Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,405	$ 1,389
Other comprehensive loss
Unrealized foreign currency translation losses, net of hedging activities and income tax expense of $2 million and $3 million, respectively	(93)	(311)
Other, net of income tax expense (recovery) of $3 million and $(9) million, respectively	8	(27)
Other comprehensive loss	(85)	(338)
Comprehensive income	1,320	1,051
Comprehensive income attributable to:
Non-controlling interests	100	79
Preference equity shareholders	63	65
Common equity shareholders	1,157	907
Comprehensive income	$ 1,320	$ 1,051